General Information	6 Months Ended
Dec. 31, 2025
General Information [Abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

ARB IOT Group Limited (the “Company”) was incorporated and registered as an exempted company with limited liability in the Cayman Islands under the Companies Act of the Cayman Islands on March 1, 2022. The Company through its subsidiaries (collectively, the “Group”), is engaged in provision of hardware and software of Internet of Things solutions to meet customers demand in business line, which are IoT Smart Buildings, and Engineering, IoT Smart Agriculture and System Development and IoT AI Server Solution. The Company is principally engaged in investment holding activities. The principal activities of the subsidiaries are described in Note 2 Principles of consolidation to the financial statements. The principal executive office of the Company is located at Level 39, Marina Bay Financial Centre Tower 2, 10 Marina Boulevard, 018983 Singapore. The principal place of business of the Company is located at No. 17-03, Q Sentral, 2A, Jalan Stesen Sentral 2, Kuala Lumpur Sentral, 50470 Kuala Lumpur, Malaysia.

The unaudited condensed consolidated financial statements are presented in Ringgit Malaysia (“RM”) which is also the functional currency of the Group. The conversion from Ringgit Malaysia into U.S. dollars (“USD”) was made at the exchange rate as of December 31, 2025 on which USD 1.00 equaled RM 4.0650 (December 31, 2024: USD 1.00 equaled RM 4.4800). The use of USD is solely for the convenience of the reader.